SUBSEQUENT EVENTS (Details) - USD ($)					12 Months Ended
	Apr. 22, 2025	Apr. 14, 2025	Apr. 11, 2025	Apr. 25, 2023	Dec. 31, 2024	Apr. 25, 2025	Apr. 23, 2025	Mar. 31, 2025	Dec. 31, 2023
Subsequent Event [Line Items]
Payment of deferred underwriting commissions					$ 17,500,000
Number of shares issued in transaction (in shares)				5,000,000
IPO And Over-Allotment Option
Subsequent Event [Line Items]
Consideration received on transaction				$ 500,000,000
Payment of deferred underwriting commissions				$ 17,500,000
Subsequent Event
Subsequent Event [Line Items]
Consideration received on transaction		$ 60,000,000
Redmption price percentage		90.00%
Minimum consideration received on transaction		$ 50,000,000
Placement agent fee, percentage of funds raised		4.00%
Trust deposits						$ 1,000,000
Subsequent Event | IPO And Over-Allotment Option
Subsequent Event [Line Items]
Payment of deferred underwriting commissions			$ 8,359,410
Common Class A
Subsequent Event [Line Items]
Common stock, outstanding (in shares)					50,000,000		61,859,712	50,000,000	50,000,000
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased (in shares)	640,288
Stock repurchased	$ 7,100,000
Stock repurchased (dollars per share)	$ 11.16
Number of shares issued in transaction (in shares)	12,500,000	12,500,000
Common stock, issued (in shares)							61,859,712
Monthly deposis (in dollars per share)	$ 0.02
Common Class B
Subsequent Event [Line Items]
Common stock, issued (in shares)					12,500,000		0	12,500,000	12,500,000
Common stock, outstanding (in shares)					12,500,000		0	12,500,000	12,500,000